REVENUE - Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 1,604.0	$ 1,805.3
Other revenue	8.2	(6.8)
Revenue (Note 8)	1,612.2	1,798.5
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,262.8	1,357.6
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	178.5	107.6
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 162.7	$ 340.1